CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Stockholders' Deficit ATS and SESB	Stockholders' Deficit Global Impex LLC	Stockholders' Deficit Amperics Holdings LLC	Stockholders' Deficit Convertible debt	Stockholders' Deficit Convertible promissory notes	Stockholders' Deficit	Common Stock ATS and SESB	Common Stock Global Impex LLC	Common Stock Amperics Holdings LLC	Common Stock Convertible debt	Common Stock Convertible promissory notes	Common Stock	Additional Paid-In Capital ATS and SESB	Additional Paid-In Capital Global Impex LLC	Additional Paid-In Capital Amperics Holdings LLC	Additional Paid-In Capital Convertible debt	Additional Paid-In Capital Convertible promissory notes	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest CER	Noncontrolling interest Global Impex LLC	Noncontrolling interest	ATS and SESB	CER	Global Impex LLC	Amperics Holdings LLC	Convertible debt	Convertible promissory notes	Total
Beginning balance (in shares) at Dec. 31, 2023												416,826
Beginning balance at Dec. 31, 2023						$ (9,456,219)						$ 42						$ 13,289,466	$ (22,860,351)	$ 114,624			$ (26,345)							$ (9,482,564)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						51,383														51,383										51,383
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												33,362
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						3,779,223						$ 3						3,779,220												$ 3,779,223
Issuance of common stock (in shares)												519																		249,039
Issuance of common stock						35,002						$ 0						35,002												$ 35,002
Business combination with MCAC, net of transaction costs (in shares)												209,419
Business combination with MCAC, net of transaction costs						(6,672,972)						$ 21						(6,672,993)												(6,672,972)
Acquisition of noncontrolling interest in connection with acquisition of a business																							1,287,320							1,287,320
Issuance of common stock as consideration in acquisition of a business (in shares)												5,000
Issuance of common stock as consideration in acquisition of a business						161,440						$ 1						161,439												161,440
Acquisition of additional noncontrolling shares						50,931												50,931					(759)							50,172
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan (in shares)												204,212
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan						7,461,573						$ 20						7,461,553												7,461,573
Issuance of common stock to vendors as consideration (in shares)												27,656
Issuance of common stock to vendors as consideration						1,729,350						$ 3						1,729,347												1,729,350
Issuance of common stock to extinguish note payable, related party (in shares)												3,906
Issuance of common stock to extinguish note payable, related party						133,750												133,750												133,750
Issuance of common stock for Standby Equity Purchase Agreement (in shares)												8,264
Issuance of common stock for Standby Equity Purchase Agreement						187,500						$ 1						187,499												187,500
Share based compensation expense						525												525												525
Net loss						(22,565,748)													(22,565,748)				57,540							(22,508,208)
Ending balance (in shares) at Dec. 31, 2024												909,165
Ending balance at Dec. 31, 2024						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						10,781														10,781										10,781
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 12)						3,077,252													0	0			0							3,077,252
Issuance of common stock to settle share reset derivative liabilities						1,712,005																								1,712,005
Net loss						(7,018,410)													(7,018,410)				41,071							(6,977,339)
Ending balance at Mar. 31, 2025						(27,322,635)													(52,444,509)	176,788			1,358,827							(25,963,808)
Beginning balance (in shares) at Dec. 31, 2024												909,165
Beginning balance at Dec. 31, 2024						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						(186,340)														(186,340)										(186,340)
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement ( see Note 9) (in shares)												429,504
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 12)						8,711,775						$ 43						8,711,732												8,711,775
Issuance of common stock to settle share reset derivative liabilities (in shares)												85,537
Issuance of common stock to settle share reset derivative liabilities						1,712,005						$ 9						1,711,996												1,712,005
Issuance of common stock to BOD and employees (in shares)												86,197
Issuance of common stock to BOD and employees						511,968						$ 9						511,959												511,968
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)										1,352,261	360,053
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9				$ 6,553,602	$ 5,707,537					$ 135	$ 36					$ 6,553,467	$ 5,707,501											$ 6,553,602	$ 5,707,537
Acquisition of noncontrolling interest in connection with acquisition of a business																					$ 613,286				$ 613,286
Issuance of common stock as consideration in acquisition of a business (in shares)							153,125	1,040,625	84,375
Issuance of common stock as consideration in acquisition of a business	$ 3,199,480	$ 10,656,000	$ 864,000				$ 15	$ 104	$ 8				$ 3,199,463	$ 10,655,896	$ 863,992							$ 984,025		$ 3,199,480		$ 11,640,025	$ 864,000
Issuance of common stock to vendors as consideration (in shares)												19,313
Issuance of common stock to vendors as consideration						175,776						$ 2						175,774												175,776
Issuance of common stock for Standby Equity Purchase Agreement (in shares)												119,307
Issuance of common stock for Standby Equity Purchase Agreement						1,099,054						$ 12						1,099,042												1,099,054
Issuance of common stock in connection with stock subscription (in shares)												114,323
Issuance of common stock in connection with stock subscription						805,000						$ 11						804,989												805,000
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)							35,445
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors	$ 12,474						$ 4						$ 12,472											$ 12,474
Net loss						(16,245,051)													(16,245,050)				187,378							(16,057,673)
Ending balance (in shares) at Dec. 31, 2025												4,789.23
Ending balance at Dec. 31, 2025						(1,526,982)						$ 479						$ 60,164,021	(61,671,149)	(20,333)			3,102,445							1,575,463
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						(560,036)														(560,036)										(560,036)
Issuance of common stock to BOD and employees						220,757																								220,757
Issuance of common stock for Standby Equity Purchase Agreement						93,199																								93,199
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors						70,540																								70,540
Net loss						(6,945,745)													(6,945,745)				276,000							(6,669,745)
Ending balance at Mar. 31, 2026						$ (1,421,238)													$ (68,616,894)	$ (580,369)			$ 3,378,445							$ 1,957,207